Contract Liabilities - Schedule of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Contract Liabilities [Line Items]
Total contract liabilities	¥ 285,945	$ 39,174	¥ 289,599
Short-term advances recognized from customers [Member]
Schedule of Contract Liabilities [Line Items]
Total contract liabilities	37,485	5,135	38,410
Long-term advances recognized from customers [Member]
Schedule of Contract Liabilities [Line Items]
Total contract liabilities	¥ 248,460	$ 34,039	¥ 251,189